SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Additional Information (Details) kr / shares in Units, $ / shares in Units, kr in Millions	1 Months Ended				12 Months Ended			36 Months Ended
	May 31, 2021 USD ($) shares	May 31, 2021 NOK (kr) kr / shares shares	Feb. 28, 2021 USD ($) shares	Feb. 28, 2021 NOK (kr) kr / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, value, authorized | $					$ 15,000,000	$ 10,000,000	$ 10,000,000	$ 15,000,000	$ 15,000,000
Common stock, shares, authorized (in shares)					300,000,000	200,000,000	200,000,000	300,000,000	300,000,000
Share capital, par value (in dollars per share) | $ / shares					$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Net proceeds from share issuance | $					$ 352,225,000	$ 0	$ 0
Treasury shares acquired (in shares)					0	0	855,000	1,300,000
Shares distribution (in shares)					545,000
Treasury shares held (in shares)					755,000	945,000	995,000	755,000
Dividends to shareholders | $					$ 320,700,000	$ 7,200,000	$ 46,600,000
Dividends per share (in dollars per share) | $ / shares					$ 1.60	$ 0.05	$ 0.33
Share capital, shares outstanding (in shares)					200,435,621	143,327,697	143,277,697	200,435,621
2016 Share Option Scheme
Class of Stock [Line Items]
Shares issued for equity incentive plan (in shares)					190,000	50,000
Repurchases of shares | $					$ 400,000
Private Placement
Class of Stock [Line Items]
Net proceeds from share issuance	$ 16,900,000	kr 143.6	$ 338,000,000	kr 2,873.0
Shares issued (in shares)	2,710,377	2,710,377	54,207,547	54,207,547
Sale of stock, price (NOK per share) | kr / shares		kr 53.00		kr 53.00
Consideration received on sale of stock | $	$ 16,900,000		$ 335,300,000
Private Placement | Hemen Holdings Ltd
Class of Stock [Line Items]
Shares issued (in shares)			27,103,773	27,103,773
Consideration received on sale of stock | $			$ 169,000,000
Contributed capital surplus
Class of Stock [Line Items]
Reclassified from additional paid in capital | $	$ 350,700,000				$ 350,671,000	$ 0	$ 0